Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net Income	$ 13,608	$ 18,375	$ 11,956
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	15,928	16,017	16,533
Employee retirement benefits	2,705	(1,747)	8,130
Deferred income taxes	(1,063)	3,516	(92)
Provision for uncollectible accounts	1,420	1,610	1,095
Equity in losses (earnings) of unconsolidated businesses, net of dividends received	138	127	(1,743)
Changes in current assets and liabilities, net of effects from acquisition/disposition of businesses
Accounts receivable	(5,067)	(945)	(2,745)
Inventories	61	(99)	(132)
Other assets	449	942	(695)
Accounts payable and accrued liabilities	(1,079)	2,545	1,412
Other, net	(4,385)	(1,411)	(3,088)
Net cash provided by operating activities	22,715	38,930	30,631
Cash Flows from Investing Activities
Capital expenditures (including capitalized software)	(17,059)	(17,775)	(17,191)
Acquisitions of businesses, net of cash acquired	(3,765)	(3,545)	(182)
Acquisitions of wireless licenses	(534)	(9,942)	(354)
Proceeds from dispositions of wireless licenses			2,367
Proceeds from dispositions of businesses	9,882	48	120
Other, net	493	1,171	(616)
Net cash used in investing activities	(10,983)	(30,043)	(15,856)
Cash Flows from Financing Activities
Proceeds from long-term borrowings	12,964	6,667	30,967
Proceeds from asset-backed long-term borrowings	4,986
Repayments of long-term borrowings and capital lease obligations	(19,159)	(9,340)	(17,669)
Decrease in short-term obligations, excluding current maturities	(149)	(344)	(475)
Dividends paid	(9,262)	(8,538)	(7,803)
Proceeds from sale of common stock	3	40	34
Purchase of common stock for treasury		(5,134)
Acquisition of noncontrolling interest			(58,886)
Other, net	(2,705)	1,634	(3,873)
Net cash used in financing activities	(13,322)	(15,015)	(57,705)
Decrease in cash and cash equivalents	(1,590)	(6,128)	(42,930)
Cash and cash equivalents, beginning of period	4,470	10,598	53,528
Cash and cash equivalents, end of period	$ 2,880	$ 4,470	$ 10,598